Segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Revenue from external customers	$ 35,533	$ 10,026	$ 497,277
Denmark
Segment reporting
Revenue from external customers		5,365	1,389
United States
Segment reporting
Revenue from external customers	30,000		317,396
China
Segment reporting
Revenue from external customers	$ 5,533	4,238	178,370
Other
Segment reporting
Revenue from external customers		$ 424	$ 123